Consolidated statements of shareholders' equity - EUR (€) € in Thousands	Total FMC-AG & Co. KGaA shareholders' equity IFRS 9	Total FMC-AG & Co. KGaA shareholders' equity IFRS 16	Total FMC-AG & Co. KGaA shareholders' equity	Ordinary Shares	Treasury Stock	Additional paid in capital	Retained earnings IFRS 9	Retained earnings IFRS 16	Retained earnings	Foreign currency translation	Cash Flow Hedges	Pensions	Noncontrolling Interests IFRS 16	Noncontrolling Interests	IFRS 9	IFRS 16	Total
Adjustment due to initial application	€ (5,076)						€ (5,076)								€ (5,076)
Adjusted balance			€ 9,815,026	€ 308,111	€ (108,931)	€ 3,969,245			€ 7,132,179	€ (1,203,904)	€ (18,336)	€ (263,338)		€ 1,008,084			€ 10,823,110
Adjusted balance (in shares)				308,111,000	(1,659,951)
Balance at beginning of period at Dec. 31, 2017			9,820,102	€ 308,111	€ (108,931)	3,969,245			7,137,255	(1,203,904)	(18,336)	(263,338)		1,008,084			10,828,186
Balance at beginning of period (in shares) at Dec. 31, 2017				308,111,000	(1,659,951)
Proceeds from exercise of options and related tax effects			45,978	€ 825		45,153											45,978
Proceeds from exercise of options and related tax effects (in shares)				825,407
Compensation expense related to stock options			5,626			5,626											5,626
Purchase of treasury stock			(37,221)		€ (37,221)												(37,221)
Purchase of treasury stock (in shares)					(431,000)
Dividends paid			(324,838)						(324,838)								(324,838)
Purchase/sale of noncontrolling interests			(37,868)			(37,868)								55,927			18,059
Contributions from/to noncontrolling interests														(143,078)			(143,078)
Noncontrolling interests subject to put provisions			44,985						44,985								44,985
Net income			1,557,150						1,557,150					176,280			1,733,430
Other comprehensive income (loss) related to:
Foreign currency translation			134,042							139,409	(13)	(5,354)		32,149			166,191
Cash flow hedges, net of related tax effects			13,602								13,602						13,602
Total comprehensive income			1,704,794											208,429			1,913,223
Balance at end of period at Sep. 30, 2018			11,216,482	€ 308,936	€ (146,152)	3,982,156			8,409,476	(1,064,495)	(4,747)	(268,692)		1,129,362			12,345,844
Balance at end of period (in shares) at Sep. 30, 2018				308,936,407	(2,090,951)
Balance at beginning of period at Dec. 31, 2017			9,820,102	€ 308,111	€ (108,931)	3,969,245			7,137,255	(1,203,904)	(18,336)	(263,338)		1,008,084			10,828,186
Balance at beginning of period (in shares) at Dec. 31, 2017				308,111,000	(1,659,951)
Purchase of treasury stock					€ (37,221)
Purchase of treasury stock (in shares)					(431,000)
Balance at end of period at Dec. 31, 2018			11,758,411	€ 307,879	€ (50,993)	3,873,345			8,831,930	(911,473)	(1,528)	(290,749)		1,143,547			€ 12,901,958
Balance at end of period (in shares) at Dec. 31, 2018				307,878,652	(999,951)												307,878,652
Adjustment due to initial application		€ (120,364)						€ (120,364)					€ (15,526)			€ (135,890)
Adjusted balance			11,638,047	€ 307,879	€ (50,993)	3,873,345			8,711,566	(911,473)	(1,528)	(290,749)		1,128,021			€ 12,766,068
Adjusted balance (in shares)				307,878,652	(999,951)
Proceeds from exercise of options and related tax effects			12,177	€ 249		11,928											12,177
Proceeds from exercise of options and related tax effects (in shares)				248,665
Compensation expense related to stock options			2,203			2,203											2,203
Purchase of treasury stock			(457,908)		€ (457,908)												(457,908)
Purchase of treasury stock (in shares)					(6,767,773)
Withdrawal of treasury stock				€ (3,771)	€ 269,796	(266,025)
Withdrawal of treasury stock (in shares)				(3,770,772)	3,770,772
Dividends paid			(354,636)						(354,636)								(354,636)
Purchase/sale of noncontrolling interests			(6,872)			(6,872)								72,232			65,360
Contributions from/to noncontrolling interests														(165,149)			(165,149)
Noncontrolling interests subject to put provisions			(2,704)						(2,704)								(2,704)
Net income			857,113						857,113					176,843			1,033,956
Other comprehensive income (loss) related to:
Foreign currency translation			599,758							608,137	(350)	(8,029)		54,561			654,319
Cash flow hedges, net of related tax effects			(10,266)								(10,266)						(10,266)
Total comprehensive income			1,446,605											231,404			1,678,009
Balance at end of period at Sep. 30, 2019			€ 12,276,912	€ 304,357	€ (239,105)	€ 3,614,579			€ 9,211,339	€ (303,336)	€ (12,144)	€ (298,778)		€ 1,266,508			€ 13,543,420
Balance at end of period (in shares) at Sep. 30, 2019				304,356,545	(3,996,952)												304,356,545